Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
C000022349 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	American Growth Trust (Series III/JAHGX)
Average Annual Return, Percent	20.17%	13.35%	17.94%
C000022348 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	American Growth Trust (Series II/JAHKX)
Average Annual Return, Percent	19.73%	12.88%	17.46%
C000022347 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	American Growth Trust (Series I/JAHJX)
Average Annual Return, Percent	19.81%	12.95%	17.53%
C000022351 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	American International Trust (Series I/JAHLX)
Average Annual Return, Percent	26.14%	2.99%	6.59%
C000022352 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	American International Trust (Series II/JAHMX)
Average Annual Return, Percent	26.09%	2.88%	6.46%
C000022353 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	American International Trust (Series III/JAHPX)
Average Annual Return, Percent	26.63%	3.35%	6.96%
C000022354 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Blue Chip Growth Trust (Series NAV/JAEDX)
Average Annual Return, Percent	18.57%	11.76%	15.62%
C000022356 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Blue Chip Growth Trust (Series II/JADYX)
Average Annual Return, Percent	18.26%	11.48%	15.33%
C000022355 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Blue Chip Growth Trust (Series I/JADZX)
Average Annual Return, Percent	18.52%	11.71%	15.56%
C000117967 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	500 Index Trust (Series I/JFIVX)
Average Annual Return, Percent	17.52%	14.06%	14.47%
C000117968 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	500 Index Trust (Series II/JAGKX)
Average Annual Return, Percent	17.27%	13.84%	14.24%
C000022362 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	500 Index Trust (Series NAV/JAGMX)
Average Annual Return, Percent	17.57%	14.12%	14.52%
C000022366 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	U.S. Growth Trust (Series NAV/JAFGX)
Average Annual Return, Percent	20.76%	11.77%	17.13%
C000022368 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	U.S. Growth Trust (Series II/JAFJX)
Average Annual Return, Percent	20.55%	11.51%	16.84%
C000022367 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	U.S. Growth Trust (Series I/JAFHX)
Average Annual Return, Percent	20.60%	11.70%	17.06%
C000022399 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Equity Income Trust (Series I/JAEGX)
Average Annual Return, Percent	14.39%	11.10%	10.47%
C000022400 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Equity Income Trust (Series II/JAEFX)
Average Annual Return, Percent	14.18%	10.88%	10.25%
C000022398 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Equity Income Trust (Series NAV/JAEEX)
Average Annual Return, Percent	14.42%	11.15%	10.52%
C000022402 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Financial Industries Trust (Series NAV/JAFNX)
Average Annual Return, Percent	12.11%	11.49%	10.60%
C000022404 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Financial Industries Trust (Series II/JEFCX)
Average Annual Return, Percent	11.82%	11.21%	10.32%
C000022403 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Financial Industries Trust (Series I/JEFSX)
Average Annual Return, Percent	12.00%	11.44%	10.54%
C000022411 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Global Equity Trust (Series I/JEFGX)
Average Annual Return, Percent	18.13%	10.12%	8.34%
C000022412 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Global Equity Trust (Series II/JAJFX)
Average Annual Return, Percent	17.91%	9.89%	8.13%
C000022410 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Global Equity Trust (Series NAV/JAJGX)
Average Annual Return, Percent	18.20%	10.17%	8.39%
C000022442 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Health Sciences Trust (Series NAV/JAFMX)
Average Annual Return, Percent	19.53%	4.19%	8.75%
C000022444 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Health Sciences Trust (Series II/JAFKX)
Average Annual Return, Percent	19.22%	3.94%	8.48%
C000022443 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Health Sciences Trust (Series I/JEHSX)
Average Annual Return, Percent	19.49%	4.15%	8.70%
C000022475 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	American Growth-Income Trust (Series I/JAHQX)
Average Annual Return, Percent	17.65%	13.48%	13.50%
C000022476 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	American Growth-Income Trust (Series II/JAHRX)
Average Annual Return, Percent	17.53%	13.38%	13.41%
C000022477 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	American Growth-Income Trust (Series III/JAHUX)
Average Annual Return, Percent	18.10%	13.89%	13.91%
C000022620 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Mid Cap Index Trust (Series NAV/JAEYX)
Average Annual Return, Percent	7.03%	8.68%	10.29%
C000022622 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Mid Cap Index Trust (Series II/JAEZX)
Average Annual Return, Percent	6.81%	8.42%	10.02%
C000022621 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Mid Cap Index Trust (Series I/JECIX)
Average Annual Return, Percent	6.98%	8.63%	10.23%
C000022625 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Mid Cap Growth Trust (Series I/JAETX)
Average Annual Return, Percent	6.11%	1.30%	11.69%
C000022626 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Mid Cap Growth Trust (Series II/JAEUX)
Average Annual Return, Percent	5.94%	1.10%	11.47%
C000022624 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Mid Cap Growth Trust (Series NAV/JAEVX)
Average Annual Return, Percent	6.17%	1.36%	11.75%
C000022636 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Mid Value Trust (Series NAV/JAGWX)
Average Annual Return, Percent	5.87%	11.69%	10.91%
C000022638 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Mid Value Trust (Series II/JAGYX)
Average Annual Return, Percent	5.65%	11.45%	10.63%
C000022637 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Mid Value Trust (Series I/JEMUX)
Average Annual Return, Percent	5.85%	11.65%	10.85%
C000022665 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fundamental All Cap Core Trust (Series I/JEQAX)
Average Annual Return, Percent	4.78%	11.74%	13.74%
C000022666 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fundamental All Cap Core Trust (Series II/JFLGX)
Average Annual Return, Percent	4.57%	11.51%	13.51%
C000022664 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fundamental All Cap Core Trust (Series NAV/JADDX)
Average Annual Return, Percent	4.84%	11.79%	13.80%
C000022668 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	International Equity Index Trust (Series NAV/JVANX)
Average Annual Return, Percent	32.57%	7.68%	8.33%
C000117970 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	International Equity Index Trust (Series II/JAJEX)
Average Annual Return, Percent	32.26%	7.42%	8.07%
C000117969 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	International Equity Index Trust (Series I/JIEQX)
Average Annual Return, Percent	32.50%	7.64%	8.28%
C000022685 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	International Small Company Trust (Series I/JAJCX)
Average Annual Return, Percent	34.98%	7.99%	7.79%
C000022686 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	International Small Company Trust (Series II/JAADX)
Average Annual Return, Percent	34.67%	7.77%	7.57%
C000022684 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	International Small Company Trust (Series NAV/JAJDX)
Average Annual Return, Percent	35.01%	8.04%	7.85%
C000022688 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Disciplined Value International Trust (Series NAV/JAJJX)
Average Annual Return, Percent	41.02%	12.70%	8.97%
C000022690 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Disciplined Value International Trust (Series II/JAJIX)
Average Annual Return, Percent	40.60%	12.41%	8.69%
C000022689 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Disciplined Value International Trust (Series I/JAJHX)
Average Annual Return, Percent	40.90%	12.64%	8.92%
C000022704 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Small Cap Index Trust (Series I/JESIX)
Average Annual Return, Percent	12.25%	5.66%	9.18%
C000022705 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Small Cap Index Trust (Series II/JAJOX)
Average Annual Return, Percent	12.12%	5.45%	8.97%
C000022703 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Small Cap Index Trust (Series NAV/JAEWX)
Average Annual Return, Percent	12.42%	5.72%	9.24%
C000022707 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Small Cap Opportunities Trust (Series NAV/JADMX)
Average Annual Return, Percent	9.22%	10.59%	10.09%
C000022709 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Small Cap Opportunities Trust (Series II/JADPX)
Average Annual Return, Percent	8.94%	10.32%	9.82%
C000022708 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Small Cap Opportunities Trust (Series I/JADLX)
Average Annual Return, Percent	9.18%	10.54%	10.04%
C000022712 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Small Cap Core Trust (Series I/JESVX)
Average Annual Return, Percent	0.06%	6.48%	6.05%
C000022713 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Small Cap Core Trust (Series II/JAGZX)
Average Annual Return, Percent	(0.12%)	6.28%	5.84%
C000022711 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Small Cap Core Trust (Series NAV/JAHBX)
Average Annual Return, Percent	0.11%	6.53%	6.10%
C000022723 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Small Company Value Trust (Series NAV/JAEQX)
Average Annual Return, Percent	7.11%	6.02%	8.98%
C000022725 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Small Company Value Trust (Series II/JAERX)
Average Annual Return, Percent	7.00%	5.77%	8.72%
C000022724 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Small Company Value Trust (Series I/JAEPX)
Average Annual Return, Percent	7.12%	5.96%	8.93%
C000022744 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fundamental Large Cap Value Trust (Series I/JVFLX)
Average Annual Return, Percent	15.93%	14.90%	12.58%
C000022745 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fundamental Large Cap Value Trust (Series II/JADJX)
Average Annual Return, Percent	15.71%	14.68%	12.36%
C000022743 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fundamental Large Cap Value Trust (Series NAV/JADIX)
Average Annual Return, Percent	16.01%	14.96%	12.64%
C000022759 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Total Stock Market Index Trust (Series NAV/JAFEX)
Average Annual Return, Percent	16.68%	12.42%	13.73%
C000022761 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Total Stock Market Index Trust (Series II/JAFFX)
Average Annual Return, Percent	16.43%	12.14%	13.44%
C000022760 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Total Stock Market Index Trust (Series I/JETSX)
Average Annual Return, Percent	16.63%	12.36%	13.67%
C000022812 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Real Estate Securities Trust (Series I/JADBX)
Average Annual Return, Percent	0.63%	5.73%	5.87%
C000022813 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Real Estate Securities Trust (Series II/JAJLX)
Average Annual Return, Percent	0.40%	5.51%	5.66%
C000022811 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Real Estate Securities Trust (Series NAV/JAJMX)
Average Annual Return, Percent	0.63%	5.77%	5.91%
C000022819 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Science & Technology Trust (Series NAV/JAFSX)
Average Annual Return, Percent	23.64%	13.03%	19.84%
C000022821 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Science & Technology Trust (Series II/JAFUX)
Average Annual Return, Percent	23.29%	12.74%	19.54%
C000022820 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Science & Technology Trust (Series I/JESTX)
Average Annual Return, Percent	23.58%	12.97%	19.79%
C000022832 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Small Cap Stock Trust (Series I/JESGX)
Average Annual Return, Percent	12.66%	0.36%	10.07%
C000022833 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Small Cap Stock Trust (Series II/JAGQX)
Average Annual Return, Percent	12.50%	0.16%	9.86%
C000022831 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Small Cap Stock Trust (Series NAV/JAGPX)
Average Annual Return, Percent	12.70%	0.39%	10.12%
C000047746 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	American Asset Allocation Trust (Series III/JAIDX)
Average Annual Return, Percent	15.76%	8.94%	9.76%
C000047745 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	American Asset Allocation Trust (Series II/JAIFX)
Average Annual Return, Percent	15.31%	8.47%	9.27%
C000047744 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	American Asset Allocation Trust (Series I/JAHZX)
Average Annual Return, Percent	15.39%	8.57%	9.37%
C000047759 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Disciplined Value Emerging Markets Equity Trust (Series I/JAJBX)
Average Annual Return, Percent	31.88%	7.79%	8.50%
C000047760 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Disciplined Value Emerging Markets Equity Trust (Series II/JEMTX)
Average Annual Return, Percent	31.68%	7.58%	8.28%
C000047761 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Disciplined Value Emerging Markets Equity Trust (Series NAV/JHVTX)
Average Annual Return, Percent	32.00%	7.83%	8.56%
C000047763 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	American Global Growth Trust (Series III/JAHVX)
Average Annual Return, Percent	21.55%	8.18%	12.12%
C000047762 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	American Global Growth Trust (Series II/JAHWX)
Average Annual Return, Percent	21.08%	7.74%	11.65%
C000047764 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	American Global Growth Trust (Series I/JAJQX)
Average Annual Return, Percent	21.17%	7.81%	11.74%
C000063027 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Capital Appreciation Value Trust (Series I/JAFPX)
Average Annual Return, Percent	11.61%	9.06%	10.90%
C000063028 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Capital Appreciation Value Trust (Series II/JAFQX)
Average Annual Return, Percent	11.35%	8.84%	10.67%
C000063026 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Capital Appreciation Value Trust (Series NAV/JAFRX)
Average Annual Return, Percent	11.62%	9.11%	10.95%
C000099622 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Lifestyle Balanced Portfolio (Series NAV/JAINX)
Average Annual Return, Percent	14.06%	5.49%	7.07%
C000099621 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Lifestyle Balanced Portfolio (Series II/JAILX)
Average Annual Return, Percent	13.81%	5.23%	6.81%
C000099620 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Lifestyle Balanced Portfolio (Series I/JHBPX)
Average Annual Return, Percent	14.10%	5.44%	7.02%
C000099623 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Lifestyle Conservative Portfolio (Series I/JHCIX)
Average Annual Return, Percent	10.05%	1.97%	4.16%
C000099624 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Lifestyle Conservative Portfolio (Series II/JAIRX)
Average Annual Return, Percent	9.82%	1.77%	3.95%
C000099625 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Lifestyle Conservative Portfolio (Series NAV/JAIQX)
Average Annual Return, Percent	10.07%	2.02%	4.20%
C000099628 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Lifestyle Growth Portfolio (Series NAV/JAIJX)
Average Annual Return, Percent	16.84%	7.86%	8.96%
C000099627 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Lifestyle Growth Portfolio (Series II/JAIKX)
Average Annual Return, Percent	16.51%	7.58%	8.69%
C000099626 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Lifestyle Growth Portfolio (Series I/JHGPX)
Average Annual Return, Percent	16.72%	7.79%	8.90%
C000099629 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Lifestyle Moderate Portfolio (Series I/JHMPX)
Average Annual Return, Percent	12.67%	4.25%	6.04%
C000099630 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Lifestyle Moderate Portfolio (Series II/JAIPX)
Average Annual Return, Percent	12.48%	4.05%	5.84%
C000099631 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Lifestyle Moderate Portfolio (Series NAV/JAIOX)
Average Annual Return, Percent	12.69%	4.30%	6.10%
C000111804 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Strategic Equity Allocation Trust (Series NAV/JAFVX)
Average Annual Return, Percent	20.70%	11.34%	11.67%
Standard & Poor's 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	17.88%	14.42%	14.82%
MSCI ACWI ex USA Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA Index
Average Annual Return, Percent	32.39%	7.91%	8.41%
Russell 1000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Index
Average Annual Return, Percent	17.37%	13.59%	14.59%
MSCI World Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Index
Average Annual Return, Percent	21.09%	12.15%	12.17%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	17.15%	13.15%	14.29%
MSCI World ex USA Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World ex USA Index
Average Annual Return, Percent	31.85%	9.46%	8.55%
MSCI EAFE Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index
Average Annual Return, Percent	31.22%	8.92%	8.18%
Wilshire 5000 Total Market Full Cap Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Wilshire 5000 Total Market Full Cap Index
Average Annual Return, Percent	17.15%	12.80%	14.17%
MSCI Emerging Markets Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index
Average Annual Return, Percent	33.57%	4.20%	8.42%
MSCI ACWI [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI
Average Annual Return, Percent	22.34%	11.19%	11.72%
Bloomberg U S Aggregate Bond C000099623 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	7.30%	(0.36%)	2.01%
Bloomberg U S Aggregate Bond C000099624 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	7.30%	(0.36%)	2.01%
Bloomberg U S Aggregate Bond C000099625 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	7.30%	(0.36%)	2.01%
Bloomberg U S Aggregate Bond C000099629 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	7.30%	(0.36%)	2.01%
Bloomberg U S Aggregate Bond C000099630 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	7.30%	(0.36%)	2.01%
Bloomberg U S Aggregate Bond C000099631 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	7.30%	(0.36%)	2.01%
Russell 1000 Growth Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Growth Index
Average Annual Return, Percent	18.56%	15.32%	18.13%
Russell 1000 Value Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Value Index
Average Annual Return, Percent	15.91%	11.33%	10.53%
Lipper Financial Services Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Lipper Financial Services Index
Average Annual Return, Percent	15.70%	15.44%	12.31%
S And P 500 Financials Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Financials Index
Average Annual Return, Percent	15.02%	15.27%	13.18%
MSCI World Value Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Value Index
Average Annual Return, Percent	20.79%	11.35%	9.23%
Lipper Health Biotechnology Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Lipper Health/Biotechnology Index
Average Annual Return, Percent	22.02%	3.26%	8.18%
S And P MidCap 400 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P MidCap 400 Index
Average Annual Return, Percent	7.50%	9.12%	10.72%
Russell Midcap Growth Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Midcap Growth Index
Average Annual Return, Percent	8.66%	6.65%	12.49%
Russell Midcap Value Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Midcap Value Index
Average Annual Return, Percent	11.05%	9.83%	9.78%
MSCI World ex USA Small Cap Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World ex USA Small Cap Index
Average Annual Return, Percent	34.07%	6.49%	8.05%
Russell 2000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000 Index
Average Annual Return, Percent	12.81%	6.09%	9.62%
Russell 2000 Value Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000 Value Index
Average Annual Return, Percent	12.59%	8.88%	9.27%
Dow Jones U S Select REIT Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Dow Jones U.S. Select REIT Index
Average Annual Return, Percent	3.67%	6.65%	4.81%
S And P North American Technology Sector Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P North American Technology Sector Index
Average Annual Return, Percent	27.82%	18.02%	22.54%
Russell 2000 Growth Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000 Growth Index
Average Annual Return, Percent	13.01%	3.18%	9.57%
Forty Bloomberg U S Aggregate Bond Index 60 S And P 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	40% Bloomberg U.S. Aggregate Bond Index/ 60% S&P 500 Index
Average Annual Return, Percent	13.70%	8.47%	9.78%
Bloomberg U S Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	7.30%	(0.36%)	2.01%
Fifty Bloomberg U S Aggregate Bond Index 15 MSCI EAFE Index 35 Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	50% Bloomberg U.S. Aggregate Bond Index/ 15% MSCI EAFE Index/ 35% Russell 3000 Index
Average Annual Return, Percent	14.25%	5.80%	7.39%
Morningstar U S Moderate Target Allocation Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar U.S. Moderate Target Allocation Index
Average Annual Return, Percent	14.60%	7.54%	8.88%
Morningstar U S Conservative Target Allocation Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar U.S. Conservative Target Allocation Index
Average Annual Return, Percent	9.61%	2.99%	4.67%
Eighty Bloomberg U S Aggregate Bond Index 6 MSCI EAFE Index 14 Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	80% Bloomberg U.S. Aggregate Bond Index/ 6% MSCI EAFE Index/ 14% Russell 3000 Index
Average Annual Return, Percent	10.06%	2.10%	4.19%
Thirty Bloomberg U S Aggregate Bond Index 21 MSCI EAFE Index 49 Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	30% Bloomberg U.S. Aggregate Bond Index/ 21% MSCI EAFE Index/ 49% Russell 3000 Index
Average Annual Return, Percent	17.07%	8.27%	9.47%
Morningstar U S Moderately Aggressive Target Allocation Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar U.S. Moderately Aggressive Target Allocation Index
Average Annual Return, Percent	17.72%	9.40%	10.51%
Morningstar U S Moderately Conservative Target Allocation Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar U.S. Moderately Conservative Target Allocation Index
Average Annual Return, Percent	12.35%	5.00%	6.53%
Sixty Bloomberg U S Aggregate Bond Index 12 MSCI EAFE Index 28 Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	60% Bloomberg U.S. Aggregate Bond Index/ 12% MSCI EAFE Index/ 28% Russell 3000 Index
Average Annual Return, Percent	12.84%	4.56%	6.33%
Thirty MSCI EAFE Index 70 Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	30%% MSCI EAFE Index/ 70% Russell 3000 Index
Average Annual Return, Percent	21.35%	11.97%	12.51%